Provisions (Tables)	6 Months Ended
Jun. 30, 2026
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2026	578	1,662	69	497	2,806
Additions	198	69	47	57	371
Amounts utilised	(254)	(440)	(15)	(94)	(803)
Unused amounts reversed	(52)	(13)	(6)	(36)	(107)
Exchange and other movements	16	(1)	—	(6)	9
At 30 Jun 2026	486	1,277	95	418	2,276
Contractual commitments[1]
At 1 Jan 2026					635
Net change in expected credit loss provision and other movements					31
At 30 Jun 2026					666
Total provisions
At 31 Dec 2025					3,441
At 30 Jun 2026					2,942
1Contractual commitments include the expected credit loss provision in relation to off-balance sheet financial guarantee contracts and commitments to which the impairment requirements in IFRS 9 are applied; and provisions for performance and other guarantee contracts.